Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Summary of Reconciliation of the Amounts of Cash, Cash Equivalents, and Restricted cash
The Company has included restricted cash as a
non-current
asset as of the six months then ended June 30, 2021 and 2020. A reconciliation of the amounts of cash, cash equivalents, and restricted cash from the consolidated cash flow statements to the consolidated balance sheets is as follows:

	June 30,	June 30,
	2021	2020
	(in thousands)
Cash	$1,334	$2,578
Money Market funds in Cash and Cash Equivalents	51,496	118,151
Restricted cash	1,121	1,121

Cash, cash equivalents, and restricted cash	$53,951	$121,850

The Company has included restricted cash as a noncurrent asset as of December 31, 2020 and 2019. A reconciliation of the amounts of cash, cash equivalents, and restricted cash from the consolidated cash flow statements to the consolidated balance sheets is as follows:

	December 31,
	2020	2019
	(in thousands)
Cash	$999	$157
Money Market funds in Cash and Cash Equivalents	92,858	159,141
Restricted cash	1,121	150

Cash, cash equivalents, and restricted cash	$94,978	$159,448